Exhibit 99.2

Overview

The StoneHill Group, Inc. (“TSG”) performed certain due diligence services (the “Review”) described below on small balance commercial mortgage loans. The Review was conducted on behalf of First-Citizens Bank (the “Client”). The Review took place from April 2026 to June 2026 on Loans with origination dates in April 2023 to October 2025 on files imaged and provided by the Client.

Determination of the sample size and computation.

The sample size utilized and selection of loans for the Review were communicated to TSG by the Client. During the securitization review process, the Client may have removed loans that were reviewed by TSG from the securitization for paid-in-full mortgage loans or other undisclosed items to TSG. The final population of the Review included 142 Loans totaling an original principal balance of approximately $172,502,160.00. The Review on each loan was conducted based upon the Guideline Review and Payment History scope detailed in the Review Scope section. The review was conducted consistent with the DBRS, Inc. (“DBRS”) criteria, who are NRSRO, as may be relevant for this securitization.

Quality of information or data about the assets: review and methodology.

Data Integrity was not within the scope of review for this securitization.

Review Scope

The Review scope covered Guideline Review and Payment History Review.

(a)	Guideline Review

Documents reviewed included the following items:

* - as applicable

Appraisal Narrative	Credit Reports	Note

Assignment of Rents	Deed of Trust/Mortgage	Payment History Transcripts

Business Certification of Good Standing	Environmental Report	Personal Financial Statement

Business Formation Documents	Evidence of Hazard/ Flood* Insurance Coverage	Preliminary Title Commitment/ Final Title Insurance

Business Interim Financials—Profit & Loss Statement, Balance Sheet, & Business Debt Schedule*	Final Settlement Statement	Purchase Agreement & Addendums*

Business License*	Flood Certificate	SBA Terns & Conditions

Business Loan Agreement	Guaranty Agreement(s)	Tax Returns/Tax Transcripts

Corporate Resolution(s)	Identification/Residency	Verification of Equity Injection/Down Payment

Credit Memorandum	Lease(s) & Subordination of Lease(s)

All loans were reviewed for adherence to the First-Citizens Bank SBA Standards (“Standards”) version 03.01.2023 and the First-Citizens Bank Credit Memorandum for each loan provided by the Client.

•

Reviewing the Credit Memorandum for accuracy, congruence with SBA Terms & Conditions for the debenture sale for the second mortgage portion of the 504, documentation of any exception approval, DSC calculation within the Standards, and evaluating all conditioned items for agreement/consistency with all other file documentation.

•	Reviewing the Environmental Report conformance to the Standards, Internal Review as required per the Standards, and verifying the presence of the SBA Acceptance of the Environmental Report.

•

Reviewing the Business Certification of Good Standing, Business Formation Documents, and Business License to ensure the presence and completion of all documents for the EPC and OC(s)/borrower and guarantors as required per the Standards and as documented on the Credit Memorandum.

•

Verifying that all Credit Reports, Personal Financial Statements, Interim Financial Statements, including the Profit & Loss Statement, Balance Sheet, and Business Debt Schedule were present as applicable based on the Credit Memorandum for the EPC, OC(s), and/or guarantors within the Standards required timeframes.

•	Verifying that Tax Returns and Tax Transcripts were present in the loan documentation as noted on the Credit Memorandum and per the Standards.

•

Reviewing the Appraisal Narrative valuation for consistency with the Standards, Credit Memorandum terms and property characteristics, Internal Review as required per the Standards, and verifying the presence of the SBA Acceptance of the Appraisal.

•

Reviewing the Note, Mortgage/Deed of Trust, Guaranty Agreement(s), Business Loan Agreement, and Corporate Resolution(s) to confirm execution, accuracy, and adherence to the Credit Memorandum and Final SBA Terms and Conditions Approval for the first mortgage portion of the 504 loan.

•	Reviewing the Final Settlement Statement and Verification of Equity Injection/Down Payment with loan terms, Credit Memorandum requirements, congruence with LTV/CLTV, and conformity with the Standards.

•	Verifying the presence of identification/residency documents for individual borrowers/guarantors.

•	Reviewing the Lease(s), Subordination of Lease(s), and Assignment of Rents to ensure execution, accuracy, and adherence to the Credit Memorandum and the Standards.

•

Reviewing the Purchase Agreement and Addendums and Preliminary Title/Title Insurance for compatibility with all other loan documentation, the Credit Memorandum, required lien position, and the Standards.

•

Reviewing the Flood Certificate, evidence of Hazard Insurance Coverage for the property, and evidence of Flood Insurance Coverage for the property as applicable at the time of origination to ensure the property was adequately insured as required by the Standards.

•	Documenting any additional condition of approval as noted on the Credit Memorandum that was required prior to closing.

(b)	Payment History Review

TSG performed up to a twelve-month review of loan payment history utilizing loan payment history reports provided by the Client. Using MBA methodology, TSG created a payment string using a twelve-month lookback period for each loan within the sample population.

Disclaimer

Except as expressly enumerated above, please be advised that TSG has not performed any review to determine whether the mortgage loans covered in this Report complied with federal, state or local laws, constitutional provisions, regulations, ordinances or any other laws or guidance, including, without limitation, licensing and general usury laws (“Applicable Law”). Further, there can be no assurances that in performing the review and preparing this Report that TSG has uncovered all relevant factors and potential issues relating to the origination of the mortgage loans, their compliance with Applicable Law, SBA requirements, or the original appraisals relating to the mortgaged properties, or that TSG has uncovered all relevant factors that could affect the future performance of the mortgage loans. Please note that the results set forth in this Report are dependent upon receipt of complete and accurate data and loan file documentation regarding the mortgage loans from the Client upon which TSG is relying to achieve such results. Except as expressly stated herein, TSG did not verify the data relied upon in performing its review and producing this Report. In addition, the findings and conclusions set forth in this Report are provided on an “as is” basis and are based on available information as of the date of this Report. TSG does not undertake any obligation to update or provide any revisions to this Report to reflect events, circumstances, changes in Applicable Law, or changes in expectations after the date this Report was issued.

Please be further advised that TSG does not employ personnel who are licensed to practice law in the various jurisdictions covered in this Report, and the results set forth in this Report do not constitute legal advice or legal opinions whatsoever. The findings are recommendations or conclusions based on information provided to TSG and are not statements of fact or legal conclusions. Information contained in the Report related to the applicable statute of limitations for certain claims may not be accurate or reflect the most recent controlling case law. Further, a particular court in a particular jurisdiction may extend, not enforce or otherwise allow claims beyond the statute of limitations identified in the Report based on certain factors, including the facts and circumstances of an individual mortgage loan. The authorities administering the Applicable Law that was part of the review have broad discretionary powers which may permit such authorities, among other things, to withdraw exemptions accorded by statute or regulation, to impose additional requirements or to reach a conclusion that is not consistent with the results set forth in the Report. All decisions as to whether to issue, purchase, hold, sell or otherwise transact in securities backed by the mortgage loans reviewed in this Report, any investment strategy and any legal conclusions, including the potential liability related to the purchase or other transaction involving any such securities, shall be made solely by the parties to or investors in the transaction. The results set forth in this Report do not constitute tax or investment advice. The scoring models in this Report are designed to identify potential risk in the securities backed by the mortgage loans reviewed, and each party or investor assumes sole responsibility for determining the suitability of the information for its particular use. TSG does not make any representation or warranty (express or implied) as to the value of any mortgage loan or mortgage loan’s collateral that has been reviewed by TSG.

OVERALL RESULTS GRADING SUMMARY

After considering the grading implications of the Credit sections below, 100% of the Loans by number in the pool possessed a grade of “A” or “B”.

Overall	# of Mortgage Loans	% of Mortgage Loans
A	97	68.31
B	45	31.69

Total	142	100%

CREDIT RESULTS SUMMARY

Within the securitization population, 100% of the Loans possessed an “A” or “B”.

Final Credit Grade Summary
Credit	# of Mortgage Loans	% of Mortgage Loans
A	99	69.72%
B	43	30.28%

Total	142	100%

PROPERTY/VALUATION RESULTS SUMMARY

Within the securitization population, 100% of the Loans possessed an “A” or “B”.

Final Property Grade Summary
Property	# of Mortgage Loans	% of Mortgage Loans
A	138	97.18%
B	4	2.82%

Total	142	100%

PAYMENT HISTORY REVIEW RESULTS SUMMARY

All loans in the sample population were reviewed for Payment History. As of the March 2026 cutoff date, zero (0) mortgages were currently delinquent.

Category	Loan Count	% of Loans	Lookback Period	% of Balance
No Delinquency, No Missing Data	139	97.89%	12 months	97.16%
30 days or more delinquency in prior 12 months, No Missing Data	3	2.11%	12 months	2.84%

Total	142	100%		100%

ADDITIONAL MORTGAGE LOAN POPULATION SUMMARY

The % of Loans totals may not add up to 100% due to rounding.

Amortization Type	Loan Count	% of Loans	Original Balance	% of Balance
ARM	135	95.07%	$163,375,200.00	94.71%
Fixed	7	4.93%	$9,126,960.00	5.29%

Total	142	100%	$172,502,160.00	100%

Original Term	Loan Count	% of Loans	Original Balance	% of Balance
300	139	97.89%	$162,363,160.00	94.12%
312	1	0.7%	$3,000,000.00	1.74%
303	1	0.7%	$1,139,000.00	0.66%
318	1	0.7%	$6,000,000.00	3.48%

Total	142	100%	$172,502,160.00	100%

Loan Purpose	Loan Count	% of Loans	Original Balance	% of Balance
Delayed Purchase	4	2.82%	$2,904,000.00	1.68%
Purchase	113	79.58%	$136,723,200.00	79.26%
Refinance	25	17.61%	$32,874,960.00	19.06%

Total	142	100%	$172,502,160.00	100%

Lien Position	Loan Count	% of Loans	Original Balance	% of Balance
1	142	100	$172,502,160.00	100%

Total	142	100%	$172,502,160.00	$100%

Property State	Loan Count	% of Loans	Original Balance	% of Balance
CA	105	73.94%	$134,819,700.00	78.16%
FL	12	8.45%	$12,761,500.00	7.4%
TX	4	2.82%	$6,938,400.00	4.02%
NV	4	2.82%	$2,577,500.00	1.49%
AZ	4	2.82%	$2,319,000.00	1.34%
OR	2	1.41%	$1,240,000.00	0.72%
AK	2	1.41%	$2,265,560.00	1.31%
NY	2	1.41%	$1,262,000.00	0.73%
UT	2	1.41%	$1,678,000.00	0.97%
NC	1	0.7%	$562,500.00	0.33%
IA	1	0.7%	$209,000.00	0.12%
OH	1	0.7%	$297,000.00	0.17%
WA	1	0.7%	$5,260,000.00	3.05%
GA	1	0.7%	$312,000.00	0.18%

Total	142	100%	$172,502,160.00	100%